POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio

SUPPLEMENT DATED SEPTEMBER 21, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017

Effective September 21, 2017, the Prospectus is revised as follows:

•	On page 4, the last sentence of the fourth paragraph under the section titled “Principal Investment Strategies” is deleted and replaced with the following:

“At times, it also may invest in Commodities Futures outside the Benchmark, invest in Commodities Futures with expirations beyond those contained in the Benchmark or emphasize some commodity sectors more than others.”

•	On page 10, the third sentence of the sixth paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Principal Investment Strategies” is deleted and replaced with the following:

“The Adviser may select Commodities Futures with expirations beyond those contained in the Benchmark.”

•	On page 10, the next to last sentence of the eighth paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Principal Investment Strategies” is deleted and replaced with the following:

“Rather than roll the futures contracts on a predefined schedule, the Subsidiary will roll to another futures contract (which the Adviser selects from a universe of futures contracts which may include contracts with expirations beyond those contained in the Benchmark) that the Adviser believes will generate the greatest roll yield.”

Please Retain This Supplement for Future Reference.

P-PDBC-PRO-1-SUP-2 092117

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio

SUPPLEMENT DATED SEPTEMBER 21, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED

AUGUST 23, 2017, AUGUST 18, 2017 AND MARCH 1, 2017

Effective September 21, 2017, the Statement of Additional Information is revised as follows:

•	On page 3, the last sentence of the fifth paragraph under the section titled “Investment Strategies” is deleted and replaced with the following:

“At times, it also may invest in Commodities Futures outside the Benchmark, invest in Commodities Futures with expirations beyond those contained in the Benchmark or emphasize some commodity sectors more than others.”

•	On page 7, the next to last sentence of the second paragraph under the section titled “Investment Policies and Risks—Rolling, Backwardation and Contango” is deleted and replaced with the following:

“In addition, the Fund may not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract (chosen from a list of tradable futures with expirations beyond those contained in the Benchmark) in an attempt to generate maximum yield.”

Please Retain This Supplement for Future Reference.

P-PS-PDBC-SOAI-SUP-2 092117